Segments - Summary of Group Segment Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross premiums written	$ 3,579.0	$ 3,018.1	$ 2,800.8
Net premiums written	2,136.6	1,858.4	1,606.6
Net premiums earned	1,832.6	1,500.5	1,159.7
Losses and loss adjustment expenses	(698.8)	(830.2)	(696.8)
Amortization of deferred policy acquisition costs	(723.8)	(384.4)	250.1
General and administrative expenses	(82.7)	(165.5)	(130.7)
Underwriting income	327.3	120.4	82.1
Net realized and unrealized investment gains	4.9	(33.7)	13.5
Net investment income	119.5	40.7	20.6
Other income	(0.1)	(1.9)	(1.0)
Corporate and other expenses	(4.1)	(20.5)	(2.7)
Net foreign exchange (gains)/losses	(4.1)	6.8	(0.4)
Financing costs	(35.5)	(35.5)	(35.4)
Income before income taxes	2,047.2	80.1	78.7
Income tax benefit	85.3	(17.8)	(0.4)
Net income	2,132.5	62.3	78.3
Net income attributable to non-controlling interests	0.0	9.7	10.0
Net income available to common shareholders	2,132.5	52.6	68.3
Losses and loss adjustment expenses incurred - current year	(761.7)	(852.3)	(706.4)
Losses and loss adjustment expenses incurred - prior accident years	62.9	22.1	9.6
Losses and loss adjustment expenses incurred - total	$ (698.8)	$ (830.2)	$ (696.8)
Underwriting Ratios
Loss ratio - current year	41.50%	56.80%	60.90%
Loss ratio - prior accident years	(3.40%)	(1.50%)	(0.80%)
Loss ratio - total	38.10%	55.30%	60.10%
Policy acquisition expense ratio	27.20%	25.60%	21.60%
Underwriting ratio	65.30%	80.90%	81.70%
Fidelis MGU commissions ratio	12.30%	11.00%	11.30%
General & administrative expense ratio	4.50%	91.90%	93.00%
Combined ratio	82.10%
Other
Segment Reporting Information [Line Items]
Gross premiums written	$ 0.0	$ 0.0	$ 0.0
Net premiums written	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Losses and loss adjustment expenses	0.0	0.0	0.0
Amortization of deferred policy acquisition costs	(225.3)	0.0	0.0
General and administrative expenses	(82.7)	(165.5)	(130.7)
Underwriting income	(308.0)	(165.5)	(130.7)
Losses and loss adjustment expenses incurred - total	0.0	0.0	0.0
Specialty
Segment Reporting Information [Line Items]
Gross premiums written	2,241.3	1,616.2	1,121.0
Losses and loss adjustment expenses incurred - prior accident years	(40.3)
Specialty | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	2,241.3	1,616.2	1,121.0
Net premiums written	1,465.5	1,057.4	757.6
Net premiums earned	1,203.3	849.4	534.5
Losses and loss adjustment expenses	(583.1)	(508.7)	(206.2)
Amortization of deferred policy acquisition costs	(289.1)	(189.4)	109.0
General and administrative expenses	0.0	0.0	0.0
Underwriting income	331.1	151.3	219.3
Losses and loss adjustment expenses incurred - current year	(542.8)	(519.7)	(224.2)
Losses and loss adjustment expenses incurred - prior accident years	(40.3)	11.0	18.0
Losses and loss adjustment expenses incurred - total	$ (583.1)	$ (508.7)	$ (206.2)
Underwriting Ratios
Loss ratio - current year	45.20%	61.20%	42.00%
Loss ratio - prior accident years	3.30%	(1.30%)	(3.40%)
Loss ratio - total	48.50%	59.90%	38.60%
Policy acquisition expense ratio	24.00%	22.30%	20.40%
Underwriting ratio	72.50%	82.20%	59.00%
Bespoke
Segment Reporting Information [Line Items]
Gross premiums written	$ 720.4	$ 795.7	$ 595.3
Losses and loss adjustment expenses incurred - prior accident years	34.7
Bespoke | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	720.4	795.7	595.3
Net premiums written	416.0	566.6	439.1
Net premiums earned	375.6	384.4	256.5
Losses and loss adjustment expenses	(92.0)	(118.9)	(71.4)
Amortization of deferred policy acquisition costs	(140.4)	(135.3)	83.9
General and administrative expenses	0.0	0.0	0.0
Underwriting income	143.2	130.2	101.2
Losses and loss adjustment expenses incurred - current year	(126.7)	(147.8)	(92.6)
Losses and loss adjustment expenses incurred - prior accident years	34.7	28.9	21.2
Losses and loss adjustment expenses incurred - total	$ (92.0)	$ (118.9)	$ (71.4)
Underwriting Ratios
Loss ratio - current year	33.70%	38.40%	36.10%
Loss ratio - prior accident years	(9.20%)	(7.50%)	(8.30%)
Loss ratio - total	24.50%	30.90%	27.80%
Policy acquisition expense ratio	37.40%	35.20%	32.70%
Underwriting ratio	61.90%	66.10%	60.50%
Reinsurance
Segment Reporting Information [Line Items]
Gross premiums written	$ 617.3	$ 606.2	$ 1,084.5
Losses and loss adjustment expenses incurred - prior accident years	68.5
Reinsurance | Operating Segments
Segment Reporting Information [Line Items]
Gross premiums written	617.3	606.2	1,084.5
Net premiums written	255.1	234.4	409.9
Net premiums earned	253.7	266.7	368.7
Losses and loss adjustment expenses	(23.7)	(202.6)	(419.2)
Amortization of deferred policy acquisition costs	(69.0)	(59.7)	57.2
General and administrative expenses	0.0	0.0	0.0
Underwriting income	161.0	4.4	(107.7)
Losses and loss adjustment expenses incurred - current year	(92.2)	(184.8)	(389.6)
Losses and loss adjustment expenses incurred - prior accident years	68.5	(17.8)	(29.6)
Losses and loss adjustment expenses incurred - total	$ (23.7)	$ (202.6)	$ (419.2)
Underwriting Ratios
Loss ratio - current year	36.30%	69.30%	105.70%
Loss ratio - prior accident years	(27.00%)	6.70%	8.00%
Loss ratio - total	9.30%	76.00%	113.70%
Policy acquisition expense ratio	27.20%	22.40%	15.50%
Underwriting ratio	36.50%	98.40%	129.20%